UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities - 94.40%
Fannie Mae Aces - 1.69%
2012-M9, 4.252%, 12/25/2017 (a)	$13,925,000	$2,467,900
Fannie Mae Pool - 28.78%
323936, 7.000%, 09/01/2014	71,979	75,233
735794, 7.000%, 06/01/2017	42,539	44,462
545825, 6.000%, 07/01/2017	35,071	37,710
670372, 6.000%, 09/01/2017	56,239	60,738
254443, 6.000%, 09/01/2017	88,919	96,033
257428, 5.000%, 10/01/2018	27,949	30,387
755513, 4.000%, 11/01/2018	103,497	111,594
555872, 5.000%, 11/01/2018	63,734	69,436
889972, 7.000%, 11/01/2018	9,506	9,723
745498, 7.000%, 11/01/2018	26,287	28,638
761270, 4.500%, 02/01/2019	87,379	96,276
255208, 4.000%, 04/01/2019	893,996	965,059
255176, 4.500%, 04/01/2019	130,999	142,005
761402, 4.500%, 05/01/2019	105,306	116,030
782072, 5.000%, 05/01/2019	270,350	294,539
725527, 5.500%, 05/01/2019	105,849	115,370
252573, 6.000%, 06/01/2019	47,505	52,359
725792, 4.500%, 08/01/2019	192,679	208,868
761492, 5.000%, 09/01/2019	116,985	128,073
725993, 6.000%, 09/01/2019	235,518	253,705
357695, 4.500%, 01/01/2020	359,213	389,394
255547, 4.500%, 01/01/2020	484,328	525,022
805304, 5.000%, 01/01/2020	111,517	122,087
735371, 5.000%, 04/01/2020	233,817	254,738
255735, 5.000%, 06/01/2020	1,558,199	1,697,861
821585, 5.000%, 06/01/2020	397,290	432,900
995182, 5.500%, 06/01/2020	128,219	140,473
745440, 4.500%, 07/01/2020	94,211	102,127
829054, 4.500%, 08/01/2020	161,881	175,381
995158, 4.500%, 12/01/2020	420,461	455,525
995287, 6.500%, 02/01/2021	169,277	176,844
890175, 5.000%, 10/01/2021	381,013	415,103
995321, 4.500%, 12/01/2021	1,055,607	1,143,639
995528, 5.000%, 12/01/2021	1,500,521	1,635,014
889143, 4.500%, 05/01/2022	186,668	202,352
944358, 5.500%, 06/01/2022	37,232	40,720
256846, 5.500%, 08/01/2022	337,597	369,228
254440, 6.000%, 08/01/2022	48,041	52,950
254662, 5.000%, 02/01/2023	32,850	36,446
254733, 5.000%, 04/01/2023	105,289	116,816
254762, 5.000%, 05/01/2023	513,053	569,220
890156, 5.000%, 05/01/2023	118,614	129,246
254797, 5.000%, 06/01/2023	198,188	219,884
254764, 5.500%, 06/01/2023	571,209	631,868
254799, 5.000%, 07/01/2023	812,404	901,342
254800, 5.500%, 07/01/2023	1,061,976	1,174,752
254832, 5.500%, 08/01/2023	269,283	297,879
254916, 5.500%, 09/01/2023	128,314	141,941
254954, 4.500%, 10/01/2023	554,039	609,758
254963, 5.500%, 10/01/2023	79,394	88,289
995428, 5.500%, 11/01/2023	479,639	525,477
995874, 5.500%, 11/01/2023	40,523	44,395
255160, 5.500%, 03/01/2024	122,443	135,599
255232, 4.500%, 05/01/2024	158,634	174,587
255226, 5.000%, 05/01/2024	290,559	322,368
255456, 5.500%, 10/01/2024	83,276	92,120
255582, 5.000%, 01/01/2025	840,323	930,217
255628, 5.500%, 02/01/2025	222,355	245,968
AD3081, 4.000%, 04/01/2025	709,205	759,595
AD3070, 4.500%, 04/01/2025	602,013	650,431
AE0031, 5.000%, 06/01/2025	1,429,269	1,551,568
735734, 5.500%, 07/01/2025	214,153	236,895
AL1373, 5.000%, 09/01/2025	2,638,895	2,873,361

255984, 4.500%, 11/01/2025	83,036	91,023
888227, 5.000%, 11/01/2025	960,887	1,063,678
256247, 6.000%, 05/01/2026	70,396	77,765
48081, 4.677%, 12/01/2026 (a)	39,707	40,379
256640, 5.500%, 03/01/2027	708,519	778,889
888281, 6.000%, 04/01/2027	66,554	73,478
47935, 4.807%, 05/01/2027 (a)	7,763	8,376
256751, 5.500%, 06/01/2027	587,984	646,382
256752, 6.000%, 06/01/2027	129,083	142,514
252284, 6.500%, 01/01/2029	263,453	306,018
323591, 6.500%, 03/01/2029	93,838	110,809
MA0140, 4.500%, 08/01/2029	1,337,006	1,449,741
678050, 5.500%, 12/01/2032	406,333	449,674
254693, 5.500%, 04/01/2033	1,028,345	1,136,746
555326, 5.500%, 04/01/2033	730,064	807,935
555424, 5.500%, 05/01/2033	815,997	902,014
555531, 5.500%, 06/01/2033	637,389	704,578
254767, 5.500%, 06/01/2033	606,281	670,191
555592, 5.500%, 07/01/2033	268,189	296,459
893368, 5.000%, 12/01/2033	492,513	542,429
725205, 5.000%, 03/01/2034	1,482,556	1,632,813
745096, 5.500%, 11/01/2034	416,917	460,865
735036, 5.500%, 12/01/2034	274,611	303,387
995801, 5.500%, 12/01/2034	75,324	83,264
888073, 5.500%, 02/01/2035	184,419	204,090
735989, 5.500%, 02/01/2035	338,036	374,092
735670, 5.500%, 03/01/2035	135,778	150,091
735715, 5.500%, 05/01/2035	738,538	816,390
745751, 5.500%, 09/01/2035	174,894	193,330
889301, 5.500%, 11/01/2035	250,127	276,024
995802, 5.500%, 12/01/2035	520,364	575,218
845418, 6.000%, 02/01/2036	667,501	746,025
AE0099, 5.500%, 10/01/2036	826,150	912,418
889929, 5.500%, 08/01/2037	186,651	206,326
735642, 1.347%, 08/01/2042 (a)	32,297	32,790
		41,993,819
Fannie Mae REMICS - 13.25%
2001-51, 6.000%, 10/25/2016	519,278	554,553
2002-11, 5.500%, 03/25/2017	64,079	67,884
2002-7, 5.500%, 03/25/2017	464,213	495,766
2002-7, 6.000%, 03/25/2017	124,849	132,920
2002-19, 6.000%, 04/25/2017	20,176	21,511
2003-52, 3.500%, 07/25/2017	26,049	26,087
2003-33, 4.000%, 07/25/2017	14,994	14,988
2002-58, 5.500%, 09/25/2017	138,642	147,236
2002-57, 5.500%, 09/25/2017	276,447	295,593
2002-55-QE, 5.500%, 09/25/2017	398,075	426,155
2002-59B, 5.500%, 09/25/2017	1,110,773	1,191,582
2002-55-GC, 5.500%, 09/25/2017	71,932	77,076
2002-61, 5.500%, 10/25/2017	48,154	51,766
2002-74, 5.000%, 11/25/2017	235,953	252,908
2002-72, 5.500%, 11/25/2017	156,899	168,864
2003-27, 3.500%, 03/25/2018	161,597	165,690
2004-36, 4.000%, 03/25/2018	79,688	80,416
2003-21, 5.000%, 03/25/2018	190,905	205,205
2003-81, 4.500%, 04/25/2018	440,290	452,506
2003-57, 3.500%, 06/25/2018	195,739	204,527
2003-57, 5.000%, 06/25/2018	29,037	31,319
2003-74, 3.750%, 08/25/2018	97,523	102,195
2003-91, 4.500%, 09/25/2018	398,867	428,359
2003-81, 4.500%, 09/25/2018	77,657	83,420
2003-108, 4.000%, 11/25/2018	531,746	562,977
2003-128, 4.000%, 01/25/2019	585,594	621,736
2009-37, 4.000%, 04/25/2019	39,829	42,351
1999-15, 6.000%, 04/25/2019	238,491	260,897
2005-38, 5.000%, 06/25/2019	358,805	365,996
2008-55, 5.000%, 07/25/2019	54,523	56,388
2005-8, 5.000%, 07/25/2019	139,769	144,023
2005-93, 4.500%, 11/25/2019	206,641	212,506
1990-73, 0.000% Coupon, 07/25/2020	67,920	62,577
2011-68, 4.500%, 12/25/2020	803,183	860,052
2011-68, 5.000%, 06/25/2021	661,019	718,869
2004-61, 5.500%, 08/25/2021	39,387	39,757
2003-28, 4.250%, 03/25/2022	6,224	6,242

2003-64, 4.500%, 07/25/2022	402,622	409,223
2003-122, 5.500%, 08/25/2022	143,349	145,218
2003-17, 4.250%, 09/25/2022	42,525	43,410
2008-81, 5.000%, 10/25/2022	445,277	464,585
2003-80, 4.000%, 06/25/2023	13,520	14,247
2003-46, 4.000%, 06/25/2023	40,109	41,355
2003-49, 5.500%, 06/25/2023	110,500	121,552
2004-44, 4.500%, 06/25/2024	1,757,147	1,917,260
2001-46, 0.637%, 09/18/2031 (a)	501,856	504,864
2003-71, 4.100%, 09/25/2031	234,633	235,660
2001-64, 6.000%, 11/25/2031	603,849	681,176
2002-97, 5.500%, 12/25/2031	14,251	14,324
2008-80, 5.000%, 05/25/2032	911,830	952,079
2010-39, 5.000%, 10/25/2032	115,122	120,707
2005-27, 5.500%, 05/25/2034	75,611	82,828
2005-23, 5.000%, 04/25/2035	98,921	107,524
2005-62, 5.000%, 06/25/2035	47,246	53,945
2005-62, 4.750%, 07/25/2035	190,206	202,584
2005-68, 5.750%, 07/25/2035	19,151	20,872
2005-73, 0.486%, 08/25/2035 (a)	667,077	668,522
2007-33, 5.500%, 04/25/2037	26,954	30,227
2009-15, 4.500%, 10/25/2037	35,182	37,141
2010-90, 4.000%, 04/25/2040	1,246,204	1,311,846
2011-64, 4.000%, 07/25/2041	1,421,603	1,518,211
		19,332,257
FHLMC-GNMA - 0.28%
G023, 0.700%, 11/25/2023 (a)	413,161	415,786
Freddie Mac Gold Pool - 26.00%
E0-1098, 6.000%, 02/01/2017	78,907	84,865
E0-1138, 6.500%, 03/01/2017	65,368	70,688
E0-1140, 6.000%, 05/01/2017	93,267	100,498
G1-1350, 6.000%, 10/01/2017	204,632	218,534
G1-2166, 6.500%, 01/01/2018	64,518	68,116
G1-1431, 6.000%, 02/01/2018	214,481	229,053
E0-1323, 4.500%, 03/01/2018	209,419	221,254
G1-1516, 6.000%, 03/01/2018	114,231	122,498
G1-1509, 6.000%, 03/01/2018	161,642	172,624
E0-1343, 5.000%, 04/01/2018	218,129	235,042
E0-1386, 5.000%, 06/01/2018	57,161	61,571
G1-3533, 5.000%, 07/01/2018	439,513	476,909
E0-1425, 4.500%, 08/01/2018	227,674	241,074
E0-1488, 5.000%, 10/01/2018	257,207	276,916
E0-1490, 5.000%, 11/01/2018	350,017	376,770
E0-1497, 5.500%, 11/01/2018	65,457	70,946
G1-2471, 4.500%, 12/01/2018	503,304	544,641
G1-1551, 5.500%, 02/01/2019	150,486	163,456
G1-1574, 6.000%, 02/01/2019	137,610	148,142
B1-3150, 4.000%, 03/01/2019	976,024	1,047,493
G1-3052, 5.000%, 03/01/2019	328,773	356,747
B1-5137, 4.000%, 06/01/2019	167,247	179,912
G1-2081, 4.500%, 06/01/2019	68,214	73,752
B1-5759, 4.500%, 07/01/2019	611,853	661,149
G1-8005, 5.000%, 08/01/2019	879,718	954,569
G1-8016, 5.000%, 10/01/2019	660,156	716,326
G1-3330, 6.000%, 10/01/2019	54,140	57,819
G1-8020, 4.500%, 11/01/2019	479,213	517,822
B1-4498, 4.000%, 12/01/2019	98,584	106,049
G1-3411, 5.000%, 12/01/2019	805,426	873,956
J0-6163, 4.000%, 01/01/2020	40,510	43,274
G1-1650, 5.000%, 02/01/2020	107,841	117,016
G1-1722, 5.000%, 07/01/2020	110,439	119,956
G1-1754, 6.000%, 07/01/2020	8,625	8,957
G1-3272, 4.500%, 08/01/2020	485,676	525,110
G1-1720, 4.500%, 08/01/2020	765,038	826,676
G1-1838, 6.000%, 08/01/2020	181,011	191,263
G1-3312, 4.500%, 09/01/2020	263,215	284,586
G1-1772, 4.500%, 09/01/2020	1,977,519	2,135,609
G1-1807, 5.500%, 10/01/2020	151,577	166,158
G1-2911, 4.000%, 02/01/2021	126,615	136,203
G1-1938, 4.500%, 03/01/2021	107,572	116,171
G1-2189, 5.500%, 03/01/2021	474,925	520,609
G1-1941, 5.500%, 04/01/2021	37,725	41,354
G1-1994, 5.500%, 05/01/2021	771,014	842,530
G1-2239, 5.500%, 07/01/2021	34,493	37,693

G1-2322, 5.500%, 07/01/2021	51,764	56,565
C9-0457, 6.500%, 07/01/2021	18,988	21,275
G1-2277, 6.000%, 08/01/2021	108,872	119,996
G1-3621, 6.500%, 08/01/2021	647,616	698,169
C9-0481, 6.000%, 09/01/2021	53,601	58,863
G1-2717, 5.500%, 11/01/2021	50,627	55,497
G1-2491, 5.000%, 01/01/2022	1,174,280	1,274,744
G1-3024, 5.500%, 10/01/2022	332,187	363,000
G1-2977, 5.500%, 10/01/2022	206,940	226,135
C9-0588, 5.500%, 11/01/2022	68,263	75,200
G3-0234, 6.500%, 11/01/2022	10,911	12,225
G1-2935, 5.000%, 01/01/2023	147,544	159,821
G1-3182, 5.500%, 04/01/2023	289,412	316,257
C9-0675, 5.000%, 05/01/2023	327,177	354,966
D9-6027, 5.500%, 05/01/2023	37,121	40,946
C9-0676, 5.500%, 05/01/2023	197,940	218,053
C9-0689, 4.500%, 07/01/2023	36,226	39,744
C9-0690, 5.000%, 07/01/2023	216,422	234,803
C9-0698, 4.500%, 08/01/2023	362,094	397,259
C9-0705, 4.500%, 09/01/2023	337,668	370,461
C9-0706, 5.000%, 09/01/2023	41,247	44,750
G1-3345, 6.500%, 10/01/2023	54,479	58,595
G1-4160, 6.000%, 01/01/2024	490,598	523,928
G1-3390, 6.000%, 01/01/2024	376,388	414,846
G1-3610, 5.500%, 02/01/2024	292,564	319,701
G1-3692, 5.500%, 02/01/2024	190,084	207,715
C9-0830, 4.500%, 05/01/2024	814,466	894,073
C9-0844, 4.500%, 08/01/2024	533,306	585,432
J1-1057, 4.500%, 10/01/2024	925,411	999,681
G1-8330, 4.500%, 11/01/2024	656,850	706,180
G1-3790, 4.500%, 04/01/2025	1,022,594	1,099,550
J1-2076, 4.500%, 04/01/2025	368,487	400,824
E0-2707, 4.500%, 05/01/2025	390,775	420,183
C9-0902, 5.500%, 06/01/2025	295,632	325,670
G1-4273, 5.000%, 07/01/2025	1,045,759	1,132,777
C9-0918, 5.000%, 09/01/2025	426,181	467,573
C9-0946, 5.500%, 01/01/2026	29,792	32,707
G3-0284, 5.000%, 02/01/2026	687,327	754,082
G3-0293, 5.000%, 07/01/2026	469,595	515,203
D9-7050, 6.000%, 08/01/2026	15,061	16,605
C9-0989, 6.000%, 09/01/2026	108,307	119,143
C9-1075, 6.000%, 08/01/2027	408,011	448,830
D9-7472, 5.500%, 12/01/2027	143,266	156,748
G0-1584, 5.000%, 08/01/2033	536,824	587,703
C0-1649, 5.500%, 10/01/2033	1,120,689	1,234,384
A2-3148, 5.500%, 06/01/2034	1,497,085	1,647,095
G0-5168, 5.000%, 12/01/2034	110,063	120,495
G0-1818, 5.000%, 05/01/2035	334,681	364,519
G0-1882, 5.000%, 08/01/2035	905,469	986,194
H0-9207, 6.500%, 08/01/2038	1,537,681	1,712,027
		37,933,548
Freddie Mac REMICS - 22.00%
2113, 6.000%, 01/15/2014	19,096	19,602
2791, 5.000%, 05/15/2015	25,608	26,980
2828, 5.500%, 06/15/2015	95,439	100,687
2843, 5.500%, 07/15/2015	68,137	70,687
2344, 6.000%, 08/15/2016	338,198	360,380
2354, 5.750%, 09/15/2016	313,305	334,536
2368B, 6.000%, 10/15/2016	45,058	47,904
2381, 5.500%, 11/15/2016	646,344	687,037
2685, 4.000%, 03/15/2017	13,775	13,777
2718, 4.500%, 06/15/2017	20,250	20,428
2619, 4.500%, 06/15/2017	39,378	39,773
2458, 5.500%, 06/15/2017	144,415	153,537
2625, 3.250%, 07/15/2017	389	389
2634, 3.500%, 07/15/2017	25,096	25,130
2670, 5.000%, 07/15/2017	123,975	124,491
2636, 5.500%, 07/15/2017	85,378	86,731
3204, 5.000%, 08/15/2017	599,936	646,385
2767, 4.000%, 09/15/2017	63,258	63,564
2503-BH, 5.500%, 09/15/2017	53,464	57,546
2503-TG, 5.500%, 09/15/2017	107,912	116,209
2509, 5.000%, 10/15/2017	47,603	51,024
2510, 5.000%, 10/15/2017	143,470	154,607

2513-JE, 5.000%, 10/15/2017	257,644	276,185
2513-DB, 5.000%, 10/15/2017	66,239	70,978
2515, 5.000%, 10/15/2017	476,420	510,710
2508, 5.000%, 10/15/2017	268,240	289,225
2564, 5.500%, 10/15/2017	82,307	88,066
2627, 3.000%, 11/15/2017	182,523	185,100
2595, 4.000%, 12/15/2017	383,109	390,694
2543, 5.000%, 12/15/2017	107,793	115,712
2786, 4.500%, 01/15/2018	78,756	79,717
2564, 5.000%, 02/15/2018	350,000	376,298
2575, 5.000%, 02/15/2018	200,000	217,180
2629, 4.000%, 03/15/2018	249,416	257,428
2795, 5.000%, 03/15/2018	87,619	88,047
2613, 3.250%, 05/15/2018	112,551	113,318
2617, 4.500%, 05/15/2018	1,005,470	1,069,365
2627, 4.500%, 06/15/2018	45,000	48,369
2631, 4.500%, 06/15/2018	209,151	223,071
2663, 5.000%, 08/15/2018	1,920,000	2,081,388
2958, 4.500%, 09/15/2018	22,248	22,339
2686, 3.500%, 10/15/2018	500,000	526,806
2685, 4.000%, 10/15/2018	1,025,892	1,085,970
2695, 4.000%, 10/15/2018	475,000	505,628
2696, 4.000%, 10/15/2018	245,098	259,572
2735, 4.000%, 01/15/2019	1,115,590	1,180,578
2926, 4.500%, 01/15/2019	23,101	23,419
2927, 4.500%, 01/15/2019	49,538	49,862
2899, 4.500%, 03/15/2019	195,533	200,410
2786, 4.000%, 04/15/2019	600,000	642,165
2773, 4.000%, 04/15/2019	820,000	883,985
2790, 5.000%, 05/15/2019	201,118	217,167
2934, 0.000% Coupon, 02/15/2020	248,255	238,569
3037, 4.500%, 02/15/2020	69,773	71,839
2958, 4.500%, 04/15/2020	930,000	1,003,882
3010, 4.500%, 07/15/2020	850,000	938,272
3033, 4.500%, 09/15/2020	328,490	351,809
3296, 5.000%, 02/15/2021	72,458	74,059
3455, 4.500%, 10/15/2021	80,288	81,548
2666, 5.500%, 01/15/2022	37,312	38,015
3288, 4.500%, 03/15/2022	985,000	1,082,285
2522, 5.500%, 03/15/2022	7,346	7,374
3676, 3.000%, 04/15/2022	19,489	19,596
2558, 4.500%, 06/15/2022	123,706	125,882
2561, 5.500%, 06/15/2022	280,649	287,023
3484, 5.000%, 09/15/2022	104,208	108,925
2710, 4.750%, 12/15/2022	193,849	198,511
3004, 4.500%, 01/15/2023	91,078	92,681
2970, 5.500%, 01/15/2023	8,912	8,909
2937, 4.500%, 06/15/2023	178,190	180,638
2649, 3.500%, 07/15/2023	68,737	72,617
2676, 5.000%, 09/15/2023	724,177	798,314
2720, 5.000%, 12/15/2023	47,059	51,777
2746, 5.000%, 02/15/2024	924,079	1,025,976
2929, 5.000%, 07/15/2024	1,447,000	1,538,499
2824, 5.000%, 07/15/2024	34,765	38,580
3007, 5.500%, 07/15/2024	128,595	134,887
2835, 5.500%, 08/15/2024	108,368	119,971
3113, 4.500%, 09/15/2024	583,584	594,983
2892, 5.000%, 11/15/2024	648,828	713,409
2938, 5.000%, 02/15/2025	1,327,170	1,474,213
3784, 4.000%, 01/15/2026	280,773	296,781
3178, 6.000%, 09/15/2028	195,272	204,654
2764, 5.000%, 01/15/2029	70,298	70,437
3737, 5.000%, 10/15/2030	1,933,885	2,132,316
2864, 5.500%, 01/15/2031	95,292	97,582
2549, 5.500%, 06/15/2031	30,997	31,253
2344, 6.500%, 08/15/2031	90,321	99,714
3113, 5.000%, 10/15/2031	47,411	47,755
2922, 5.500%, 01/15/2032	12,356	12,570
2631, 5.000%, 02/15/2032	462,471	471,064
2597, 5.000%, 03/15/2032	10,613	10,645
2588, 5.000%, 03/15/2032	924	923
2755, 0.690%, 04/15/2032 (a)	28,422	28,446
2883, 5.000%, 04/15/2032	11,787	11,788
2690, 5.000%, 04/15/2032	869,995	907,971

2600, 5.500%, 06/15/2032	77,750	80,700
2968, 6.000%, 09/15/2032	190,302	196,153
3241, 5.500%, 07/15/2034	296,065	299,246
3423, 0.739%, 06/15/2036 (a)	341,185	342,705
		32,095,902
Ginnie Mae I Pool - 1.90%
781567X, 5.000%, 02/15/2018	54,018	58,181
781731X, 4.500%, 11/15/2018	431,205	462,176
782098X, 6.000%, 01/15/2020	385,371	409,604
781919X, 5.000%, 05/15/2020	825,030	895,410
782039X, 5.500%, 11/15/2020	302,948	327,804
782232X, 5.000%, 07/15/2021	573,629	622,211
		2,775,386
Ginne Mae II Pool - 1.16%
004759M, 4.000%, 08/20/2025	1,563,173	1,687,999
Government National Mortgage Association - 1.54%
1998-21, 6.500%, 09/20/2028	98,840	109,600
2003-97, 4.500%, 01/16/2030	70,883	71,049
2009-58, 4.000%, 11/16/2031	125,315	129,726
2005-51, 4.500%, 07/20/2035	252,850	258,780
2007-49, 0.000% Coupon, 12/20/2035	22,900	22,845
2009-104, 4.250%, 7/20/2036	602,335	631,582
2008-55, 5.000%, 07/20/2037	309,961	325,961
2009-109, 4.500%, 09/16/2039	649,981	698,464
		2,248,007
Total MORTGAGE BACKED SECURITIES (Cost $138,239,738)		$140,950,604

SHORT-TERM INVESTMENTS - 3.90%
First American US Treasury Money Market Fund
0.00% (a)	5,625,598	5,625,598
TOTAL SHORT-TERM INVESTMENTS (Cost $5,625,598)		$5,625,598

Total Investments (Cost $143,865,336) - 100.50%		146,576,202
Other Assets in Excess of Liabilities- (0.46)%		(677,504)
TOTAL NET ASSETS - 100.00%		$145,898,698

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at August 31, 2012.

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

Cost of investments	$143,865,336
Gross unrealized appreciation	2,763,160
Gross unrealized depreciation	(52,294)
Net unrealized appreciation	$2,710,866

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an openend, management investment company. The M.D. Sass 1¬3 Year Duration U.S. Agency Bond
Fund (the "Fund") represents a distinct diversified series with its own investment objectives and policies within the
Trust. The investment objective of the Fund is to achieve a high and stable rate of return, when and as opportunities are available in the context of preserving capital in adverse markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's registration statement became effective on June 22, 2011.
The Institutional share class commenced operations on June 30, 2011. The Retail share class commenced operations on December 30, 2011.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.
These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.
U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are typically categorized in level 2 of the fair value hierarchy.
U.S. Government Agency Securities - U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced ("TBAs")
securities and mortgage pass-through certificates. TBA securities and mortgage passthroughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.
Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proces. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interet income is recognized on an accrual basis. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at August 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$-	$140,950,604	$-	$140,950,604
Total Fixed Income	-	140,950,604	-	140,950,604
Short-Term Investments	5,625,598	-	-	5,625,598
Total Investments in Securities	$5,625,598	$140,950,604	$-	$146,576,202

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2012.

There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                               Joseph Neuberger, President

Date     October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date     October 23, 2012

By (Signature and Title)*   /s/ John Buckel
  John Buckel, Treasurer

Date     October 23, 2012

* Print the name and title of each signing officer under his or her signature.